SCHEDULE OF ISO ACTIVITY AND RELATED INFORMATION (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Outstanding, Granted	0	0
Number of Options, Outstanding, Balance		0
Incentive Share Options ISO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Outstanding, Balance	15,113,046
Weighted Average Exercise Price, Outstanding Balance	$ 1.07
Weighted Average Remaining Contractual Term	6 years 11 months 8 days		7 years 5 months 8 days
Number of Options, Outstanding, Granted
Weighted Average Exercise Price, Granted
Number of Option, Exercised
Weighted Average Exercise Price, Exercised
Number of Option, Forfeited, cancelled and expired
Weighted Average Exercise Price, Forfeited, cancelled and expired
Number of Options, Outstanding, Balance	15,113,046		15,113,046
Number of Options, Exercisable	14,768,046
Weighted Average Exercise Price, Exercisable	$ 1.07
Weighted Average Remaining Contractual Term, Exercisable	6 years 10 months 20 days
Number of Options, Exercised
Weighted Average Exercise Price, Outstanding Balance			$ 1.07
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Outstanding, Balance	15,113,046	8,973,046	8,973,046	8,973,046
Weighted Average Exercise Price, Outstanding Balance	$ 1.07	$ 1.11	$ 1.11	$ 1.11
Weighted Average Remaining Contractual Term			7 years 5 months 8 days	6 years 11 months 19 days	7 years 11 months 19 days
Number of Options, Outstanding, Granted			6,140,000
Weighted Average Exercise Price, Granted			$ 1.00
Number of Option, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Outstanding, Balance			15,113,046	8,973,046	8,973,046
Number of Options, Exercisable			14,653,046
Weighted Average Exercise Price, Exercisable			$ 1.07
Weighted Average Remaining Contractual Term, Exercisable			7 years 4 months 13 days
Number of Options, Exercised
Number of Options, Outstanding, Forfeited
Weighted Average Exercise Price, Forfeited
Number of Options, Outstanding, Cancelled
Weighted Average Exercise Price, Cancelled
Number of Options, Outstanding, Vested
Weighted Average Exercise Price, Vested
Number of Options, Outstanding, Expired
Weighted Average Exercise Price, Expired
Weighted Average Remaining Contractual Term, Granted			10 years
Weighted Average Exercise Price, Outstanding Balance			$ 1.07	$ 1.11	$ 1.11